Other risks and contingent liabilities	6 Months Ended
Jun. 30, 2024
Other risks and contingent liabilities
Other risks and contingent liabilities

7) Other risks and contingent liabilities

TotalEnergies is not currently aware of any exceptional event, dispute, risks or contingent liabilities that could have a material impact on the assets and liabilities, results, financial position or operations of the TotalEnergies, other than those mentioned below.

Yemen

In Yemen, the deterioration of security conditions in the vicinity of the Balhaf site caused the company Yemen LNG, in which TotalEnergies holds a stake of 39.62%, to stop its commercial production and export of LNG and to declare force majeure to its various stakeholders in 2015. The plant has been put in preservation mode.

Mozambique

Considering the evolution of the security situation in the north of the Cabo Delgado province in Mozambique, TotalEnergies has confirmed on April 26, 2021, the withdrawal of all Mozambique LNG project personnel from the Afungi site. This situation led TotalEnergies, as operator of Mozambique LNG project, to declare force majeure.

Legal and arbitration proceedings

-FERC

The Office of Enforcement of the US Federal Energy Regulatory Commission (FERC) began in 2015 an investigation in connection with the natural gas trading activities in the United States of TotalEnergies Gas & Power North America, Inc. (TGPNA), a US subsidiary of TotalEnergies. The investigation covered transactions made by TGPNA between June 2009 and June 2012 on the natural gas market. TGPNA received a Notice of Alleged Violations from FERC on September 21, 2015. On April 28, 2016, FERC issued an order to show cause to TGPNA and two of its former employees, and to the Corporation and TotalEnergies Gas & Power Ltd., regarding the same facts. The case was remanded on July 15, 2021 to the FERC Administrative Judge for hearing and consideration on the merits. TGPNA brought a claim to the U.S. District Court for the District of Texas in December 2022 disputing the constitutionality of FERC’s administrative procedure; the U.S. District Court for the District of Texas ordered a stay of the case in the course of 2023, pending decisions by the U.S. Supreme Court in other cases involving similar constitutional issues. On June 27, 2024, the U.S. Supreme Court confirmed that the constitution guarantees respondents with the right to a jury trial in this type of administrative procedure and the competence of the U.S. District Court. TGPNA contests the claims brought against it.

-	Disputes relating to Climate

In France, the Corporation was summoned in January 2020 before Nanterre’s Civil Court of Justice by certain associations and local communities in order to oblige the Company to complete its Vigilance Plan, by identifying in detail risks relating to a global warming above 1.5 °C, as well as indicating the expected amount of future greenhouse gas emissions related to the Company’s activities and its product utilization by third parties and in order to obtain an injunction ordering the Corporation to cease exploration and exploitation of new oil or gas fields, to reduce its oil and gas production by 2030 and 2050, and to reduce its net direct and indirect CO2 emissions by 40% in 2040 compared with 2019. This action was declared inadmissible on July 6, 2023, by the Paris Civil Court of Justice to which the case was transferred following a new procedural law. All the claimants appealed this decision before the Paris Court of Appeal, which struck out 17 out of the 22 plaintiffs on June 18, 2024, and declined to awards any provisional measures. The other demands are judged as admissible and will now be transferred before the Paris Civil Court of Justice for trial on the merits. TotalEnergies considers that it has fulfilled its obligations under the French law on the vigilance duty. A new action against the Company, with similar requests for injunction, has started in March 2024 before the commercial court of Tournai in Belgium.

Several associations in France brought civil and criminal actions against TotalEnergies, with the purpose of proving that since May 2021 – after the change of name of TotalEnergies – the Corporation’s corporate communication and its publicity campaign contain environmental claims that are either false or misleading for the consumer. TotalEnergies considers that these accusations are unfounded.

In France, on July 4, 2023, nine shareholders (two companies and 7 individuals holding a small number of the Corporation’s shares) brought an action against the Corporation before the Nanterre Commercial Court, seeking the annulment of resolution no. 3 passed by the Corporation’s Annual Shareholders’ Meeting on May 26, 2023, recording the results for fiscal year 2022 and setting the amount of the dividend to be distributed for fiscal year 2022. The plaintiffs essentially allege an insufficient provision for impairment of the Company’s assets in the financial statements for the fiscal year 2022, due to the insufficient consideration of future risks and costs related to the consequences of greenhouse gas emissions emitted by its customers (scope 3) and carbon cost assumptions presented as too low. The Corporation considers this action to be unfounded.

In the United States, US subsidiaries of TotalEnergies (TotalEnergies EP USA, Inc., TotalSpecialties USA, Inc. and TotalEnergies Marketing USA, Inc.) were summoned, amongst many companies and professional associations, in several “climate litigation” cases, seeking to establish legal liability for past greenhouse gas emissions, and to compensate plaintiff public authorities, in particular for resulting adaptation costs. The Corporation was summoned, along with these subsidiaries, in three of these litigations. The Corporation and its subsidiaries consider that the courts lack jurisdiction, and have many arguments to put forward, and consider that the past and present behavior of the Corporation and its subsidiaries does not constitute a fault susceptible to give rise to liability.

-Russia

In France, two associations filed a simple complaint against the Company in October 2022 with the National Anti-Terrorist Prosecutor’s Office, due to the continuation of some of the Company’s activities in Russia since the Russian invasion of Ukraine in 2022. The complaint, which the Corporation has not been given access to, would accuse the Corporation – due to its 49%[1] holding in Russian company Terneftegas, at that time  51%-owned by Novatek and operated by said company – of complicity in war crimes committed by the Russian Air Force in Ukraine, by aiding or assisting, through the supply of kerosene to the Russian Air Force. The Corporation – which has no direct or indirect activity vis-à-vis the sale of kerosene in Russia – has strongly rejected these accusations, as unfounded in both law and fact[2] .

The complaint was dismissed by the National Anti-Terrorist Prosecutor’s Office in early January 2023.

The plaintiffs later lodged a new identical complaint in March 2023 with the application to join the proceedings as a civil party. In June 2023, the National Anti-Terrorist Prosecutor’s Office recommended a dismissal. The Company learned in April 2024 that the Elder Magistrate in charge of criminal matters had decided on October 19, 2023 the dismissal of the complaint.

-Mozambique

In France, victims and heirs of deceased persons filed a complaint against the Company in October 2023 with the Nanterre Prosecutor, following the events perpetrated by terrorists in the city of Palma in March 2021. This complaint would allege that the Corporation is liable for “unvoluntary manslaughter” and, “failure to assist people in danger”. The Corporation considers these accusations as unfounded in both law and fact[3] .

-Kazakhstan

On April 1st, 2024, the Republic of Kazakhstan filed a Statement of Claims in the context of an arbitration involving TotalEnergies EP Kazakhstan and its partners under the production sharing contract related to the North Caspian Sea. TotalEnergies EP Kazakhstan and its partners consider this action to be unfounded. Therefore, it is not possible at this date to reliably assess the potential consequences of this claim, particularly financial ones, nor the date of their implementation.

1 The sale by the Company of the 49% interest in Terneftegaz announced by the Company on July 18, 2022 was finalized on September 15, 2022.

2 Refer to the press release published by the Company on August 24, 2022 contesting the accusations made by French newspaper Le Monde.

3 Refer to the press release published by the Company on October 11, 2023 contesting the accusations.